MASSMUTUAL SELECT FUNDS

Supplement dated November 9, 2007 to the

Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information for some of the funds listed on page 1 of the Prospectus:

Fund Name	Old Category	New Category

MassMutual Select Strategic Bond Fund	Fixed Income	Intermediate Term Bond

MassMutual Select OTC 100 Fund	Large Cap Growth	Specialty

MassMutual Select Focused Value Fund	Mid/Small Cap Value	Multi Cap Value
MassMutual Select Mid-Cap Value Fund	Mid/Small Cap Value	Mid Cap Value
MassMutual Select Small Cap Value Equity Fund	Mid/Small Cap Value	Small Cap Value
MassMutual Select Small Company Value Fund	Mid/Small Cap Value	Small Cap Value

MassMutual Select Mid Cap Growth Equity Fund	Mid/Small Cap Growth	Mid Cap Growth
MassMutual Select Mid Cap Growth Equity II Fund	Mid/Small Cap Growth	Mid Cap Growth
MassMutual Select Small Cap Growth Equity Fund	Mid/Small Cap Growth	Small Cap Growth
MassMutual Select Small Company Growth Fund	Mid/Small Cap Growth	Small Cap Growth
MassMutual Select Emerging Growth Fund	Mid/Small Cap Growth	Small Cap Growth

MassMutual Select Diversified International Fund	International/Global	International/Global Large Core
MassMutual Select Overseas Fund	International/Global	International/Global Large Core

MassMutual Select Strategic Balanced Fund	Lifestyle/Asset Allocation	Asset Allocation/Lifestyle
MassMutual Select Destination Retirement Income Fund	Lifestyle/Asset Allocation	Asset Allocation/Lifecycle
MassMutual Select Destination Retirement 2010 Fund	Lifestyle/Asset Allocation	Asset Allocation/Lifecycle
MassMutual Select Destination Retirement 2020 Fund	Lifestyle/Asset Allocation	Asset Allocation/Lifecycle
MassMutual Select Destination Retirement 2030 Fund	Lifestyle/Asset Allocation	Asset Allocation/Lifecycle
MassMutual Select Destination Retirement 2040 Fund	Lifestyle/Asset Allocation	Asset Allocation/Lifecycle

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-07-03